Shareholder Report, Average Annual Return (Details)		12 Months Ended	47 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000073664
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global X MSCI Colombia ETF
C000081214
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global X MSCI China Consumer Discretionary ETF
C000068030
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Global X MSCI Norway ETF
C000096448
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global X FTSE Southeast Asia ETF
C000073663
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global X MSCI Argentina ETF
C000104595
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global X MSCI Greece ETF
C000205374
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]	Global X DAX Germany ETF
C000231755
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global X MSCI Vietnam ETF
Without Sales Load [Member] | C000073664
Average Annual Return [Line Items]
Average Annual Return, Percent		64.05%		15.52%	4.47%
Without Sales Load [Member] | C000081214
Average Annual Return [Line Items]
Average Annual Return, Percent		14.55%		(3.62%)	7.10%
Without Sales Load [Member] | C000068030
Average Annual Return [Line Items]
Average Annual Return, Percent		21.00%		12.11%	6.69%
Without Sales Load [Member] | C000096448
Average Annual Return [Line Items]
Average Annual Return, Percent		10.58%		12.47%	6.46%
Without Sales Load [Member] | C000073663
Average Annual Return [Line Items]
Average Annual Return, Percent		30.87%		33.75%	18.20%
Without Sales Load [Member] | C000104595
Average Annual Return [Line Items]
Average Annual Return, Percent		65.92%		32.80%	10.06%
Without Sales Load [Member] | C000205374
Average Annual Return [Line Items]
Average Annual Return, Percent		32.73%		14.73%	8.01%
Without Sales Load [Member] | C000231755
Average Annual Return [Line Items]
Average Annual Return, Percent		42.87%	(2.65%)
MSCI Emerging Markets Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3]	MSCI Emerging Markets Index (USD) (NR)
Average Annual Return, Percent		27.91%		7.46%	7.69%
MSCI Emerging Markets Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[4]	MSCI Emerging Markets Index (USD) (NR)
Average Annual Return, Percent		27.91%		7.46%	7.69%
MSCI EAFE Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[5],[6]	MSCI EAFE Index (USD) (NR)
Average Annual Return, Percent		23.03%		12.33%	7.48%
MSCI Emerging Markets Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[7]	MSCI Emerging Markets Index (USD) (NR)
Average Annual Return, Percent		27.91%		7.46%	7.69%
MSCI Emerging Markets Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[8]	MSCI Emerging Markets Index (USD) (NR)
Average Annual Return, Percent		27.91%		7.46%	7.69%
MSCI Emerging Markets Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[9]	MSCI Emerging Markets Index (USD) (NR)
Average Annual Return, Percent		27.91%		7.46%	7.69%
MSCI EAFE Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[10],[11]	MSCI EAFE Index (USD) (NR)
Average Annual Return, Percent		23.03%		12.33%	7.48%
MSCI Emerging Markets Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[12]	MSCI Emerging Markets Index (USD) (NR)
Average Annual Return, Percent		27.91%	5.94%
MSCI All Colombia Select 25/50 Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3],[13]	MSCI All Colombia Select 25/50 Index (USD) (NR)
Average Annual Return, Percent		64.02%		15.98%	4.88%
MSCI China Consumer Discretionary 10/50 Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[4],[14]	MSCI China Consumer Discretionary 10/50 Index (USD) (NR)
Average Annual Return, Percent		15.26%		(3.12%)	7.74%
MSCI Norway IMI 25/50 Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[6],[15]	MSCI Norway IMI 25/50 Index (USD) (NR)
Average Annual Return, Percent		21.67%		12.60%	7.06%
FTSE/ASEAN 40 Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[7],[16],[17]	FTSE/ASEAN 40 Index (USD) (NR)
Average Annual Return, Percent		11.45%		13.30%	7.22%
MSCI All Argentina 25/50 Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[8]	MSCI All Argentina 25/50 Index (USD) (NR)
Average Annual Return, Percent		31.45%		34.34%	18.57%
MSCI All Greece Select 25/50 Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[9],[18]	MSCI All Greece Select 25/50 Index (USD) (NR)
Average Annual Return, Percent		67.07%		33.63%	10.85%
DAX® Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[11]	DAX<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index (USD) (NR)
Average Annual Return, Percent		32.74%		14.68%	7.97%
MSCI Vietnam Select 25-50 Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[12],[19]	MSCI Vietnam Select 25-50 Index (USD) (NR)
Average Annual Return, Percent		43.91%	(1.89%)

[1]	Performance for periods prior to November 1, 2021 reflects the historical performance of a predecessor fund, the Global X MSCI Norway ETF, which was reorganized into the Fund, previously named the Global X FTSE Nordic Region ETF, on October 29, 2021. As a result of the reorganization, the Fund assumed the performance and accounting history of the predecessor Fund and was renamed the Global X MSCI Norway ETF.
[2]	Performance for periods prior to December 21, 2018 reflects the historical performance of a predecessor fund, the Horizons DAX Germany ETF, which was reorganized into the Fund effective December 24, 2018. As a result of the reorganization, the Fund assumed the performance and accounting history of the predecessor Fund.
[3]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[4]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[5]	EAFE – Europe, Australasia, and the Far East
[6]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[7]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[8]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[9]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[10]	EAFE – Europe, Australasia, and the Far East
[11]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[12]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[13]	Performance through August 30, 2016 reflects the performance of the MSCI All Colombia Capped Index. Performance thereafter reflects the performance of the MSCI All Colombia Select 25/50 Index.
[14]	Performance through December 5, 2018 reflects the performance of the Solactive China Consumer Total Return Index and the MSCI China Consumer Discretionary 10/50 Index thereafter.
[15]	IMI - Investable Market Index
[16]	ASEAN – Association of Southeast Asian Nationals
[17]	FTSE – Financial Times Stock Exchange
[18]	Performance through February 29, 2016 reflects the performance of the FTSE/ATHEX Custom Capped Index and the MSCI All Greece Select 25/50 Index thereafter.
[19]	Index performance reflects the performance of the MSCI Vietnam Select 25-50 Index, which underwent changes to its name and methodology effective December 1, 2023.